ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	47.2%
A&D Mortgage Trust Series 2024-NQM5(a)(b) 7.71%, 11/25/69		$6,308,000	$6,319,161
ACHM Trust Series 2025-HE1(a) 6.80%, 03/25/55		9,404,410	9,504,372
ADMT Series 2024-NQM6(a)(b) 7.30%, 01/25/70		4,000,000	4,068,867
Ally Bank Auto Credit-Linked Notes Series 2024-A(a) 9.89%, 05/17/32		624,340	643,070
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 8.04%, 09/15/32		892,868	903,007
Ally Bank Auto Credit-Linked Notes Series 2024-B(a) 11.40%, 09/15/32		5,208,394	5,187,425
Aqua Finance Issuer Trust Series 2025-A(a) 6.77%, 12/19/50		2,000,000	2,031,549
Aqua Finance Trust Series 2024-A(a) 6.53%, 04/18/50		4,000,000	4,076,698
Avant Credit Card Master Trust Series 2024-1A(a) 8.80%, 04/15/30		20,280,000	20,368,609
Avant Credit Card Master Trust Series 2024-1A(a) 13.15%, 04/15/30		17,000,000	17,339,913
Avant Credit Card Master Trust Series 2024-1A(a) 8.98%, 05/15/29		7,000,000	6,999,540
Avant Loans Funding Trust Series 2023-REV1 (Step to 12.31% on 7/15/25)(a)(c) 12.12%, 09/15/32		4,200,000	4,243,615
Avant Loans Funding Trust Series 2023-REV1(a) 12.75%, 07/15/34		11,420,000	11,418,994
Avant Loans Funding Trust Series 2024-REV1(a) 8.00%, 10/15/33		12,445,000	12,264,921
Avant Loans Funding Trust Series 2024-REV1(a) 9.00%, 10/15/33		4,070,000	3,800,730
Avant Loans Funding Trust Series 2025-REV1(a) 12.81%, 05/15/34		4,988,000	5,011,464
Bayview Opportunity Master Fund VII LLC Series 2024-CAR1 (Floating, U.S. 30-Day Average SOFR + 3.60%)(a)(b) 7.91%, 12/26/31		810,964	815,711
BHG Securitization Trust Series 2025-1CON(a) 8.62%, 04/17/36		2,000,000	2,017,840
Bridgepoint CLO VI DAC Series 6A (Floating, Euribor 3M + 6.65%, 6.65% Floor)(a)(b) 8.79%, 11/14/36		1,500,000	1,814,788
Builders Capital Loan Acquisition Trust Series 2024-NPL1(a)(d) 9.00%, 09/25/29		20,000,000	19,989,302
Capital Four CLO VII DAC Series 7A (Floating, Euribor 3M + 6.79%, 6.79% Floor)(a)(b) 8.95%, 04/25/37		1,000,000	1,201,804
Cascade Funding Mortgage Trust Series 2024-RM5(a)(b) 4.00%, 10/25/54		18,000,000	15,878,300

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Cascade Funding Mortgage Trust Series 2025-HB16(a) 3.00%, 03/25/35		$3,000,000	$2,786,599
Cascade MH Asset Trust Series 2024-MH1(a)(b)(e) 8.22%, 11/25/56		8,936,000	7,171,140
Cascade MH Asset Trust Series 2024-MH1(a)(f)(g) 0.00%, 11/25/56		136,262,032	3,336,105
CFMT LLC Series 2023-H12(a) 4.25%, 04/25/33		5,000,000	4,799,381
CFMT LLC Series 2024-HB15(a) 4.00%, 08/25/34		4,000,000	3,782,624
CFMT LLC Series 2024-NR1 (Step to 12.32% on 12/25/27)(a)(c) 9.32%, 11/25/29		10,000,000	10,095,588
Chase Auto Owner Trust Series 2024-1A(a)(h) 0.00%, 06/25/31		8,850	1,837,668
Chase Auto Owner Trust Series 2024-2A(a)(g)(h) 0.00%, 08/25/31		6,875	1,690,631
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		12,793,172	11,987,939
Cross Mortgage Trust Series 2023-H1(a)(b) 8.29%, 03/25/68		2,618,000	2,626,441
Deutsche Bank AG (Floating, U.S. SOFR + 7.25%)(a)(b) 11.56%, 01/21/35		8,000,000	8,000,000
EFMT Series 2024-RM3(a) 5.00%, 12/25/54		3,496,387	3,292,555
EFMT Series 2025-CES2(a) 7.53%, 03/25/50		6,477,000	6,539,151
EFMT Series 2025-CES2(a)(b) 8.52%, 03/25/50		3,445,000	3,476,846
EFMT Series 2025-RM1(a) 5.00%, 05/25/55		8,500,000	7,345,932
FAT Brands Fazoli's Native I LLC Series 2021-1(a) 7.00%, 07/25/51		15,343,500	14,216,034
FAT Brands GFG Royalty I LLC Series 2021-1A(a)(d) 7.00%, 07/25/51		15,150,500	13,791,391
FIGRE Trust Series 2024-HE1(a)(b) 10.03%, 03/25/54		1,000,000	1,063,402
FIGRE Trust Series 2024-HE2(a) 8.20%, 05/25/54		2,000,000	2,085,225
FIGRE Trust Series 2024-HE3(a) 7.55%, 07/25/54		2,000,000	2,035,499
FIGRE Trust Series 2024-HE5(a) 7.01%, 10/25/54		4,109,000	4,097,913
FIGRE Trust Series 2025-HE2(a)(b)(i) 8.73%, 09/25/32		5,000,000	5,154,891
FIGRE Trust Series 2025-HE3(a) 6.77%, 05/25/55		1,750,000	1,786,333

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
FIGRE Trust Series 2025-HE3(a)(b) 8.10%, 05/25/55		$1,750,000	$1,785,832
FIGRE Trust Series 2025-HE3(a)(b) 9.08%, 05/25/55		1,600,000	1,631,136
Foundation Finance Trust Series 2023-2A(a) 9.10%, 06/15/49		2,825,149	3,018,738
Foundation Finance Trust Series 2025-1A(a) 8.37%, 04/15/50		5,000,000	5,047,370
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(e)(h) 0.00%, 06/25/52		50,000	1,962,623
GoodLeap Home Improvement Solutions Trust Series 2024-1(a) 8.94%, 10/20/46		926,507	964,205
GreenSky Home Improvement Issuer Trust Series 2025-1A(a) 8.65%, 03/25/60		2,000,000	2,041,197
Harvest CLO Series 6A (Floating, 8.24% - Euribor 3M)(a)(b)(g) 0.00%, 07/15/38		1,500,000	1,732,470
Harvest SBA Loan Trust Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 3.75%)(a)(b) 8.19%, 12/25/51		2,901,658	2,907,240
Hertz Vehicle Financing III LLC Series 2024-2A(a) 9.41%, 01/27/31		6,250,000	6,400,029
HOA Funding LLC Series 2021-1A(a) 4.72%, 08/20/51		14,221,951	10,310,915
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		2,327,259	2,222,471
HTAP Issuer Trust Series 2024-2(a) 6.50%, 04/25/42		11,043,586	10,948,234
Huntington Bank Auto Credit-Linked Notes Series 2024-1 (Floating, U.S. 30-Day Average SOFR + 5.25%)(a)(b) 9.55%, 05/20/32		1,173,963	1,201,882
Huntington Bank Auto Credit-Linked Notes Series 2025-1 (Floating, U.S. 30-Day Average SOFR + 3.50%)(a)(b) 7.80%, 03/21/33		4,259,517	4,259,476
ICG U.S. CLO Ltd. Series 2020-1A (Floating, CME Term SOFR 3M + 3.86%, 3.60% Floor)(a)(b) 8.13%, 01/20/35		3,000,000	2,941,403
L.P. LMS Asset Securitization Trust Series 2023-1A(a) 7.48%, 10/17/33		975,031	975,047
Lendingpoint Asset Securitization Trust Series 2022-C(a)(e)(g) 13.09%, 02/15/30		6,400,000	—
Lendmark Funding Trust Series 2021-2A(a) 3.09%, 04/20/32		3,160,000	2,943,451
LOFT Series 2024-1A (Floating, U.S. SOFR + 3.75%, 3.75% Floor)(a)(b) 8.14%, 05/21/34		1,840,000	1,840,830
LOFT Series 2024-1A (Floating, U.S. SOFR + 10.50%, 10.50% Floor)(a)(b) 14.89%, 05/21/34		2,400,000	2,401,082

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		$509,115	$501,990
Mariner Finance Issuance Trust Series 2021-BA(a) 3.42%, 11/20/36		1,980,000	1,860,653
Momnt Technologies Trust Series 2023-1A(a) 8.29%, 03/20/45		3,000,000	2,998,634
Momnt Technologies Trust Series 2023-1A(a) 11.24%, 03/20/45		9,180,000	9,125,045
MPOWER Education Trust Series 2024-A(a) 8.35%, 07/22/41		4,440,000	4,432,155
MPOWER Education Trust Series 2024-A(a) 11.25%, 07/22/41		5,965,000	5,992,817
MPOWER Education Trust Series 2025-A(a) 8.47%, 07/21/42		8,000,000	8,132,311
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		3,476,415	3,368,268
Octane Receivables Trust Series 2024-RVM1(a) 8.42%, 01/22/46		2,000,000	2,082,969
OnDeck Asset Securitization Trust IV LLC Series 2023-1A(a) 9.93%, 08/19/30		6,000,000	6,053,356
OnDeck Asset Securitization Trust IV LLC Series 2024-1A(a) 8.99%, 06/17/31		3,000,000	3,069,628
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 7.03%, 10/17/31		2,250,000	2,242,589
OnDeck Asset Securitization Trust IV LLC Series 2024-2A(a) 9.49%, 10/17/31		3,000,000	3,013,241
Onity Loan Investment Trust Series 2024-HB2(a) 5.00%, 08/25/37		2,000,000	1,894,931
Oportun Funding Trust Series 2024-3(a) 9.60%, 08/15/29		4,000,000	4,145,776
Oportun Issuance Trust Series 2021-C(a) 3.61%, 10/08/31		1,529,681	1,503,233
Oportun Issuance Trust Series 2025-A(a) 7.25%, 02/08/33		8,500,000	8,489,834
Oportun Issuance Trust Series 2025-A(a) 10.00%, 02/08/33		6,500,000	6,473,034
Oportun Issuance Trust Series 2025-B(a) 9.40%, 05/09/33		3,000,000	2,990,030
Pagaya AI Debt Grantor Trust and Pagaya AI Debt Trust Series 2024-6(a) 11.35%, 11/15/31		2,956,652	3,042,162
Pagaya AI Debt Grantor Trust Series 2024-10(a) 10.41%, 06/15/32		3,799,678	3,890,543
Pagaya AI Debt Grantor Trust Series 2024-9(a) 10.11%, 03/15/32		7,820,731	7,986,106
Pagaya AI Debt Grantor Trust Series 2025-1(a) 10.08%, 07/15/32		2,999,744	3,027,389
PenFed Auto Receivables Owner Trust Series 2024-A(a)(h) 0.00%, 09/15/32		37,500	3,832,942

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Penta CLO 19 DAC Series 2025-19A (Floating, Euribor 3M + 8.57%)(a)(b) 10.70%, 07/15/38		$1,300,000	$1,512,937
Point Securitization Trust Series 2025-1(a) 6.25%, 06/25/55		996,968	994,425
PRET Trust Series 2025-RPL1 (Step to 4.48% on 2/25/29)(a)(c) 4.00%, 07/25/69		2,000,000	1,852,733
PRET Trust Series 2025-RPL1 (Step to 4.48% on 2/25/29)(a)(c) 4.00%, 07/25/69		8,000,000	7,292,393
PRET Trust Series 2025-RPL1 (Step to 4.48% on 2/25/29)(a)(c) 4.00%, 07/25/69		3,000,000	2,699,732
PRET Trust Series 2025-RPL2 (Step to 4.35% on 4/25/29)(a)(c) 4.00%, 08/25/64		7,000,000	6,250,315
Project Silver Series 2019-1(a) 3.97%, 07/15/44		2,558,243	2,468,983
Providus CLO XII DAC Series 12A (Floating, 8.57% - Euribor 3M)(a)(b)(g) 0.00%, 08/18/38		1,000,000	1,164,703
PRPM LLC Series 2024-7 (Step to 11.84% on 12/25/27)(a)(c) 8.84%, 11/25/29		5,000,000	5,027,219
PRPM LLC Series 2025-RCF2 (Step to 5.00% on 5/25/29)(a)(c) 4.00%, 10/25/64		5,000,000	4,527,031
RRE 18 Loan Management DAC Series 18A (Floating, Euribor 3M + 6.42%, 6.42% Floor)(a)(b) 8.70%, 04/15/39		1,280,000	1,544,634
SAFCO Auto Receivables Trust Series 2022-1A(a) 8.62%, 11/19/29		3,000,000	2,998,632
Saluda Grade Alternative Mortgage Trust Series 2025-NPL1 (Step to 12.05% on 1/25/28)(a)(c) 9.05%, 01/25/30		6,000,000	6,019,758
Saluda Grade Alternative Mortgage Trust Series 2025-NPL2(a)(d) 7.77%, 05/25/30		7,656,020	7,686,859
Santander Bank Auto Credit-Linked Notes Series 2023-A(a) 7.08%, 06/15/33		401,368	402,413
Santander Bank Auto Credit-Linked Notes Series 2023-B(a) 12.24%, 12/15/33		6,430,870	6,556,881
Santander Mortgage Asset Receivable Trust Series 2025-NQM2(a)(b) 7.15%, 02/25/65		3,214,800	3,058,942
SBNA Auto Receivables Trust Series 2025-SF1(a) 8.71%, 06/15/33		3,500,000	3,532,812
SEB Funding LLC Series 2024-1A(a) 7.39%, 04/30/54		7,500,000	7,669,673
Service Experts Issuer LLC Series 2021-1A(a) 5.37%, 02/02/32		3,000,000	2,759,116

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Service Experts Issuer LLC Series 2024-1A(a) 8.08%, 11/20/35		$4,000,000	$4,121,872
Skyline Aircraft Series 2006-S3(e) 6.17%, 08/17/33		3,806,896	3,616,551
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, CME Term SOFR 3M + 3.61%, 3.35% Floor)(a)(b) 7.89%, 07/25/34		4,000,000	3,875,310
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, CME Term SOFR 3M + 3.51%, 3.25% Floor)(a)(b) 7.79%, 10/25/34		2,750,000	2,662,865
Sound Point Euro CLO X Funding DAC Series 10A (Floating, Euribor 3M + 6.52%, 6.52% Floor)(a)(b) 8.76%, 04/20/38		2,000,000	2,414,585
Stream Innovations Issuer Trust Series 2024-1A(a) 7.89%, 07/15/44		1,290,000	1,367,183
Towd Point Mortgage Trust Series 2024-CES1(a) 6.86%, 01/25/64		1,000,000	1,004,488
Trinitas Euro CLO IX DAC Series 9A (Floating, Euribor 3M + 8.32%)(a)(b) 10.48%, 05/15/39		1,500,000	1,762,867
Trinitas Euro CLO VI DAC Series 6A (Floating, Euribor 3M + 6.38%, 6.38% Floor)(a)(b) 8.66%, 04/15/37		2,000,000	2,367,560
Twin Hospitality I LLC Series 2024-1A(a)(e) 9.00%, 10/26/54		7,448,437	7,448,437
Twin Hospitality I LLC Series 2024-1A(a) 9.00%, 10/26/54		21,848,750	21,422,750
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 07/15/25		146,460	145,835
U.S. Auto Funding Trust Series 2022-1A(a)(e)(g) 11.79%, 06/15/29		5,000,000	—
U.S. Bank N.A. Series 2023-1(a) 13.60%, 08/25/32		1,427,842	1,450,394
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 2.70%)(a)(b) 7.01%, 02/25/32		3,505,207	3,485,652
U.S. Bank N.A. Series 2025-SUP1 (Floating, U.S. 30-Day Average SOFR + 7.50%)(a)(b) 11.81%, 02/25/32		10,953,771	10,953,771
Unlock HEA Trust Series 2024-2(a) 6.00%, 10/25/39		3,000,000	2,278,227
Unlock HEA Trust Series 2025-1(a) 6.75%, 07/25/41		17,000,000	16,872,894
Upstart Securitization Trust Series 2022-3(a)(e)(g)(h) 0.00%, 06/20/32		5,575	138,184
USB Auto Owner Trust Series 2025-1(a)(g)(h) 0.00%, 12/15/32		22,500	7,477,671
Vista Point Securitization Trust Series 2024-CES1(a)(b) 10.35%, 05/25/54		2,000,000	2,062,953

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Vista Point Securitization Trust Series 2024-CES2(a) 7.50%, 10/25/54		$1,483,000	$1,490,597
Vista Point Securitization Trust Series 2024-CES3(a)(b) 9.49%, 01/25/55		3,077,000	3,180,722
Vista Point Securitization Trust Series 2025-CES1 (Step to 7.53% on 4/25/29)(a)(c) 6.53%, 04/25/55		2,000,000	2,014,617
Vista Point Securitization Trust Series 2025-CES1(a) 7.62%, 04/25/55		3,179,000	3,184,259
Vista Point Securitization Trust Series 2025-CES1(a)(b) 8.96%, 04/25/55		2,696,000	2,712,322
Wilton Park CLO DAC Series 1A (Floating, Euribor 3M + 5.70%)(a)(b)(g) 7.69%, 07/15/38		3,000,000	3,541,078
TOTAL ASSET-BACKED SECURITIES (Cost $649,798,369)			635,658,070
BANK DEBTS	10.7%
Amneal Pharmaceuticals LLC (1M USD CME Term SOFR + 5.50%) 9.83%, 05/04/28		17,157,927	17,422,502
Amneal Pharmaceuticals LLC(j) 05/04/28		9,685,586	9,834,938
Clover Holdings LLC (3M USD CME Term SOFR + 4.00%) 8.31%, 12/09/31		6,170,000	6,171,913
CMG Media Corp. (3M USD CME Term SOFR + 3.50%) 7.90%, 06/18/29		6,569,144	6,348,355
Cobham Ultra SeniorCo S.a r.l. (6M USD CME Term SOFR + 3.50%) 8.18%, 08/03/29		39,592,575	39,606,828
Confluence Technology(g)(j) 07/30/28		1,365,655	1,358,826
CSC Holdings LLC (3M USD PRIME + 1.50%, 1.00% Floor) 9.00%, 04/15/27		9,973,684	9,704,794
CSC Holdings LLC(j) 04/15/27		4,986,842	4,852,397
Digicel International Finance Ltd. (3M USD CME Term SOFR + 5.15%, 0.50% Floor) 9.53%, 05/25/27		15,046,260	14,984,420
Electro Rent LLC (3M USD CME Term SOFR + 7.50%, 2.00% Floor) 11.88%, 12/15/28		4,647,369	4,540,836
Form Technologies LLC (3M USD CME Term SOFR + 5.75%, 0.50% Floor) 10.02%, 07/19/30		5,103,000	4,815,956
Northeast Grocery, Inc. (3M USD CME Term SOFR + 7.50%, 1.00% Floor) 11.82%, 12/13/28		5,735,521	5,735,521

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Optiv Parent Inc. (3M USD CME Term SOFR + 5.25%, 1.00% Floor) 9.53%, 07/31/26		$5,924,623	$4,746,038
Pluto Acquisition I, Inc. (3M USD CME Term SOFR + 5.50%, 1.00% Floor) 9.82%, 06/20/28		2,000,000	2,020,000
PREIT Associates, L.P. (1M USD CME Term SOFR + 7.00%) 11.31%, 04/01/29		1,714,743	1,706,169
PREIT Associates, L.P.(g)(j) 12/31/28		2,000,000	1,950,000
Pretium PKG Holdings, Inc. (3M USD CME Term SOFR + 3.75%, 1.00% Floor) 8.01%, 10/02/28		8,732,015	8,691,498
TOTAL BANK DEBTS (Cost $144,127,983)			144,490,991
CORPORATE BONDS	12.9%
Ahead DB Holdings LLC(a) 6.63%, 05/01/28		17,059,000	17,111,269
Ambac Assurance Corp.(a)(g) 5.10%, 12/31/49		4,317,243	5,828,278
Ardagh Metal Packaging Finance U.S.A. LLC(a) 4.00%, 09/01/29		2,000,000	1,825,754
Centene Corp. 4.25%, 12/15/27		5,000,000	4,924,237
Champ Acquisition Corp.(a) 8.38%, 12/01/31		5,000,000	5,313,135
Charter Communications Operating LLC 4.91%, 07/23/25		1,153,000	1,152,915
Cobra AcquisitionCo LLC(a) 12.25%, 11/01/29		3,000,000	3,092,813
CTR Partnership L.P.(a) 3.88%, 06/30/28		10,000,000	9,545,331
Dana, Inc. 4.50%, 02/15/32		6,292,000	6,150,482
EchoStar Corp. 10.75%, 11/30/29		5,000,000	5,150,000
Ferrellgas L.P.(a) 5.38%, 04/01/26		5,000,000	4,952,532
Global Medical Response, Inc.(a)(k) 9.50%, 10/30/28		27,878,810	27,878,810
HAH Group Holding Co. LLC(a) 9.75%, 10/01/31		15,077,000	14,947,537
Hewlett Packard Enterprise Co. 4.85%, 10/15/31		5,000,000	4,987,058
Hewlett Packard Enterprise Co. 5.60%, 10/15/54		10,000,000	9,235,788
LABL, Inc.(a) 10.50%, 07/15/27		27,749,000	26,553,762

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
LABL, Inc.(a) 8.63%, 10/01/31		$5,200,000	$4,447,915
TKC Holdings, Inc.(a) 10.50%, 05/15/29		4,800,000	4,932,153
Trident TPI Holdings, Inc.(a) 12.75%, 12/31/28		5,395,000	5,722,913
VICI Properties L.P.(a) 4.25%, 12/01/26		5,000,000	4,969,514
Staples, Inc.(a) 10.75%, 09/01/29		5,000,000	4,732,125
TOTAL CORPORATE BONDS (Cost $174,093,758)			173,454,321
FOREIGN ISSUER BONDS	8.7%
Avianca Midco 2 PLC(a) 9.00%, 12/01/28		3,600,000	3,401,628
Avianca Midco 2 PLC(a) 9.63%, 02/14/30		15,000,000	13,834,500
Digicel Intermediate Holdings Ltd.(k) 12.00%, 05/25/27		2,019,416	2,037,086
International Game Technology PLC(a) 4.13%, 04/15/26		17,362,000	17,351,199
Latam Airlines Group S.A.(a) 13.38%, 10/15/29		10,000,000	11,203,920
Latam Airlines Group S.A.(a) 7.88%, 04/15/30		2,839,000	2,895,780
Latam Airlines Group S.A.(a)(g) 7.63%, 01/07/31		2,000,000	2,007,500
Pembroke Olive Downs Pty Ltd. 11.50%, 02/18/30		5,000,000	4,859,375
Stonegate Pub Co. Financing 2019 PLC(a) 10.75%, 07/31/29		13,958,000	19,883,638
Vertical Topco(e) 12.00%, 07/29/30		31,600,000	31,600,000
Rakuten Group, Inc.(a) 11.25%, 02/15/27		2,000,000	2,171,727
Rakuten Group, Inc.(a) 9.75%, 04/15/29		5,000,000	5,476,894
TOTAL FOREIGN ISSUER BONDS (Cost $114,921,553)			116,723,247
MORTGAGE-BACKED SECURITIES	9.6%
PRIVATE	5.0%
Home Equity	2.9%
CSMC Trust Series 2022-NQM4 (Step to 5.09% on 7/25/26)(a)(c) 4.82%, 06/25/67		3,856,332	3,842,265
Angel Oak Mortgage Trust Series 2022-3(a)(b) 4.13%, 01/10/67		5,332,729	5,004,851
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		4,021,920	3,229,165

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Barclays Mortgage Loan Trust Series 2022-INV1(a)(b) 4.51%, 02/25/62		$4,450,880	$3,265,760
CWHEQ Home Equity Loan Trust Series 2006-S2(e) 5.60%, 07/25/27		272,073	257,111
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.07% on 8/25/25)(c)(l) 5.45%, 06/25/21		1	528,440
CWHEQ Home Equity Loan Trust Series 2006-S5(l) 5.75%, 06/25/35		2	1,553,500
Home Equity Mortgage Trust Series 2006-3 (Floating, CME Term SOFR 1M + 0.57%, 0.46% Floor)(b)(e)(g) 4.89%, 09/25/36		2,708,000	100
Home Equity Mortgage Trust Series 2006-3 (Step to 5.61% on 7/25/25)(c)(e)(g) 6.09%, 09/25/36		2,615,270	153,376
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.61% Floor)(b)(e)(g) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, CME Term SOFR 1M + 0.61%, 0.50% Floor)(b)(e) 4.93%, 11/25/36		1,354,000	1,164
Home Equity Mortgage Trust Series 2006-4(d)(e) 6.23%, 11/25/36		1,618,909	105,897
Home Equity Mortgage Trust Series 2006-5 (Floating, CME Term SOFR 1M + 0.51%, 0.40% Floor)(b)(e)(g) 4.83%, 01/25/37		255,973	12,799
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 4.99% on 8/25/25)(a)(c) 5.04%, 06/25/67		4,000,000	3,194,204
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.26% on 1/25/28)(a)(c) 6.25%, 08/25/67		3,000,000	2,992,166
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.26% on 1/25/28)(a)(c) 6.25%, 08/25/67		1,125,000	1,106,578
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, CME Term SOFR 1M + 0.55%, 0.44% Floor)(b) 4.87%, 12/16/35		965,144	772,115
PRPM Trust Series 2022-INV1(a)(b) 4.16%, 04/25/67		2,600,000	2,216,789
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.79% - CME Term SOFR 1M, 5.90% Cap)(b)(f)(g) 1.47%, 07/25/36		11,987,945	858,858
Saluda Grade Alternative Mortgage Trust Series 2023-SEQ3(a)(b) 10.25%, 06/01/53		10,502,250	10,584,437
Total Home Equity (Cost $40,760,885)			39,679,703

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Mortgage-Backed Securities	2.1%
FREMF Mortgage Trust Series 2019-KF59 (Floating, U.S. 30-Day Average SOFR + 6.11%, 6.00% Floor)(a)(b) 10.43%, 02/25/29		$19,291,011	$19,098,111
Velocity Commercial Capital Loan Trust Series 2025-1(a)(b) 10.15%, 02/25/55		8,489,131	8,550,747
Total Commercial Mortgage-Backed Securities (Cost $27,867,739)			27,648,858
U.S. GOVERNMENT AGENCIES	4.6%
Fannie Mae REMICS Series 2013-67 (Floating, 5.99% - U.S. 30-Day Average SOFR, 6.10% Cap)(b)(f)(g) 1.68%, 07/25/43		6,866,946	759,229
Fannie Mae REMICS Series 2020-27 (Floating, 5.84% - U.S. 30-Day Average SOFR, 5.95% Cap)(b)(f)(g) 1.53%, 05/25/50		15,026,774	1,624,173
Fannie Mae REMICS Series 2022-19 (Floating, 5.60% - U.S. 30-Day Average SOFR, 5.60% Cap)(b)(f)(g) 1.29%, 04/25/52		28,837,010	2,762,101
Freddie Mac Multifamily Structured Credit Risk Series 2021-MN3 (Floating, U.S. 30-Day Average SOFR + 6.85%)(a)(b) 11.16%, 11/25/51		5,000,000	5,293,753
Freddie Mac Multifamily Structured Credit Risk Series 2024-MN9 (Floating, U.S. 30-Day Average SOFR + 6.00%)(a)(b) 10.31%, 10/25/44		3,000,000	3,098,120
Freddie Mac REMICS Series 4833 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(f)(g) 1.58%, 10/15/44		15,529,919	1,632,142
Freddie Mac REMICS Series 5240 (Floating, 5.89% - U.S. 30-Day Average SOFR)(b)(f)(g) 1.56%, 03/25/50		14,757,174	1,579,733
Freddie Mac REMICS Series 5370 (Floating, 5.89% - U.S. 30-Day Average SOFR, 6.00% Cap)(b)(f)(g) 1.58%, 05/15/48		46,292,556	4,842,646
Government National Mortgage Association Series 2013-9 (Floating, 6.64% - CME Term SOFR 1M, 6.75% Cap)(b)(f)(g) 2.32%, 01/20/43		15,462,840	2,058,585
Government National Mortgage Association Series 2016-116 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(f)(g) 1.67%, 09/20/46		9,837,527	1,221,111
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(f)(g) 1.62%, 09/20/49		41,246,492	5,134,578
Government National Mortgage Association Series 2019-110 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(f)(g) 1.62%, 09/20/49		8,820,045	944,912
Government National Mortgage Association Series 2019-115 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(f) 1.67%, 09/20/49		17,518,000	2,210,335

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2020-47 (Floating, 5.89% - CME Term SOFR 1M, 6.00% Cap)(b)(f)(g) 1.57%, 02/20/49		$34,173,972	$3,421,785
Government National Mortgage Association Series 2020-7 (Floating, 5.94% - CME Term SOFR 1M, 6.05% Cap)(b)(f)(g) 1.62%, 01/20/50		15,566,924	1,923,745
Government National Mortgage Association Series 2021-160 (Floating, 6.19% - CME Term SOFR 1M, 6.30% Cap)(b)(f)(g) 1.87%, 09/20/51		12,086,057	1,728,388
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(b)(f)(g) 0.00%, 11/20/51		146,850,152	2,662,276
Government National Mortgage Association Series 2022-190 (Floating, 5.99% - CME Term SOFR 1M, 6.10% Cap)(b)(f)(g) 1.67%, 08/20/49		28,911,441	3,420,802
Government National Mortgage Association Series 2023-135 (Floating, 28.17% - U.S. 30-Day Average SOFR * 4.33, 28.17% Cap)(b) 9.53%, 09/20/53		2,710,033	2,994,413
Government National Mortgage Association Series 2023-147 (Floating, 6.25% - U.S. 30-Day Average SOFR, 6.25% Cap)(b)(f)(g) 1.95%, 04/20/51		29,078,586	4,015,084
Government National Mortgage Association Series 2024-128 (Floating, 18.29% - U.S. 30-Day Average SOFR * 2.75, 18.29% Cap)(b) 6.46%, 08/20/54		4,557,958	4,830,307
Government National Mortgage Association Series 2024-173 (Floating, 6.59% - CME Term SOFR 1M, 6.70% Cap)(b)(f)(g) 2.27%, 11/20/43		26,251,975	3,365,354
TOTAL U.S. GOVERNMENT AGENCIES (Cost $62,224,470)			61,523,572
TOTAL MORTGAGE-BACKED SECURITIES (Cost $130,853,094)			128,852,133
MUNICIPAL BONDS	3.2%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		4,662,479	4,465,736
Commonwealth of Puerto Rico 0.00%, 11/01/43		20,714,286	12,739,286
PR Custodial Trust(g)(m) 0.00%, 03/15/49		521,000	68,192
PRCCDA Custodial Trust(m) 0.00%, 03/15/49		1,415,000	312,083
PRHTA Custodial Trust(g)(m) 0.00%, 12/06/49		2,545,000	672,159
PRHTA Custodial Trust(g)(m) 0.00%, 12/06/49		1,855,000	409,598
PRHTA Custodial Trust(g)(m) 0.00%, 12/06/49		2,490,000	490,551
PRIFA Custodial Trust(g)(m) 0.00%, 03/15/49		36,764,000	8,592,427

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS
June 30, 2025 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
PRIFA Custodial Trust(g)(m) 0.00%, 03/15/49		$73,420,000	$13,864,038
PRIFA Custodial Trust(g)(m) 0.00%, 03/15/49		4,128,000	955,230
PRIFA Custodial Trust(g)(m) 0.00%, 03/15/49		1,325,000	273,753
PRIFA Custodial Trust(g)(m) 0.00%, 03/15/49		1,029,000	275,766
PRIFA Custodial Trust(g)(m) 0.00%, 03/15/49		1,345,000	327,033
TOTAL MUNICIPAL BONDS (Cost $45,347,360)			43,445,852

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	8.4%
Northern Institutional Treasury Portfolio (Premier Class), 4.16%(n)		113,297,151	113,297,151
TOTAL SHORT-TERM INVESTMENTS (Cost $113,297,151)			113,297,151
TOTAL INVESTMENTS (Cost $1,372,439,268)	100.7%		1,355,921,765
NET OTHER ASSETS (LIABILITIES)	(0.7)%		(9,854,272)
NET ASSETS	100.0%		$1,346,067,493

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers. As of June 30, 2025, these securities had a total market value of $923,599,092 or 69% of net assets.

(b)Variable or floating rate security. The rate presented is the rate in effect at June 30, 2025, and the related index and spread are shown parenthetically for each security.
(c)Step coupon bond. Rate as of June 30, 2025 is disclosed.
(d)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(e)Security valued pursuant to Level 3 unobservable inputs.
(f)Interest only security
(g)Non-income producing security.
(h)Equity tranche security.
(i)Perpetual bond. Maturity date represents next call date.
(j)Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date.
(k)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(l)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(m)Zero coupon bond.
(n)7-day current yield as of June 30, 2025 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation
SOFR – Secured Overnight Financing Rate
USD – United States Dollar

ADVISERS INVESTMENT TRUST
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS

ADVISERS INVESTMENT TRUST
PROXY DISCLOSURES

ADVISERS INVESTMENT TRUST
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS

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